Revenue (Tables) - VELODYNE LIDAR, INC AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2020
Revenue
Schedule of disaggregation of Revenues

Total revenue based on the disaggregation criteria described above are as follows (dollar in thousands):

	Year Ended December 31,						Six Months Ended June 30,
	2017		2018		2019		2019		2020
		% of		% of		% of		% of		% of
	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
								(Unaudited)
Revenue by geography:
North America	$139,005	76%	$84,541	59%	$49,634	49%	$35,716	52%	$13,903	30%
Asia Pacific	26,562	15%	39,770	28%	28,791	28%	20,538	30%	25,774	57%
Europe, Middle East and Africa	16,523	9%	18,635	13%	22,973	23%	12,655	18%	5,740	13%
Total	$182,090	100%	$142,946	100%	$101,398	100%	$68,909	100%	$45,417	100%
Revenue by products and services:
Products	$179,928	99%	$132,933	93%	$81,424	80%	$51,536	75%	$27,849	61%
License and services	2,162	1%	10,013	7%	19,974	20%	17,373	25%	17,568	39%
Total	$182,090	100%	$142,946	100%	$101,398	100%	$68,909	100%	$45,417	100%
Revenue by timing of recognition:
Goods transferred at a point in time			$139,852	98%	$92,890	92%	$62,392	91%	$44,922	99%
Goods and services transferred over time			3,094	2%	8,508	8%	6,517	9%	495	1%
Total			$142,946	100%	$101,398	100%	$68,909	100%	$45,417	100%

Schedule of contract assets and contract liabilities

Contract assets and contract liabilities consisted of the following as of December 31, 2018, December 31, 2019 and June 30, 2020 (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Contract assets, current
Unbilled accounts receivable	$38	$38	$2,813
Contract assets, long-term
Unbilled accounts receivable	—	(38)	5,626
Total contract assets	$38	$—	$8,439

Contract liabilities, current
Deferred revenue, current	$812	$926	$4,348
Customer advance payment	13,464	11,252	11,154
Customer deposit	6,083	6,083	—
Total	20,359	18,261	15,502
Contract liabilities, long-term
Deferred revenue, long-term	552	903	15,060
Total contract liabilities	$20,911	$19,164	$30,562

The following table shows the significant changes in contract assets and contract liabilities balances for 2018, 2019 and the six Months ended June 30, 2019 and 2020 (in thousands):

			Six Months Ended
	Year Ended December 31,		June 30,
	2018	2019	2019	2020
			(unaudited)
Contract assets:
Beginning balance	$—	$38	$38	$—
Transferred to receivables from contract assets recognized at the beginning of the period	—	(38)	(38)	—
Increase due to unbilled and recognized as revenue in excess of billings during the period, net of amounts transferred to receivables	38	—	—	8,439
Ending balance	$38	$—	$—	$8,439
Contract liabilities:
Beginning balance	$16,835	$20,911	$20,911	$19,164
Impact of ASC 606 adoption	(256)	—	—	—
Revenue recognized that was included in the contract liabilities beginning balance	(7,393)	(3,149)	(2,567)	(750)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	11,725	1,402	2,627	18,231
Customer deposits reclassified to refund liabilities	—	—	—	(6,083)
Ending balance	$20,911	$19,164	$20,971	$30,562